Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties

Note 7 – Related Parties

1.	As of December 31, 2021, and 2020, the Company had an accrual in the amount of approximately $0.6 million and $0.5 million, respectively, pursuant to an employment agreement with its officers and directors’ fee.

2.	During 2021, 2020 and 2019, the Company recorded salary expenses, stock-based compensation expenses and directors’ fee to its related parties in the amount of $4.1 million, $3.5 million and $3.6 million respectively.